Supplementary Cash Flow Information - Summary of Changes in Non-Cash Working Capital (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in non-cash working capital items [Abstract]
Accounts receivable	$ (3,023)	$ (1,033)
Sales taxes receivable	(305)	(3,114)
Prepaids and other receivables	(3,086)	(287)
Biological assets	6,216	5,710
Inventory	(11,517)	(8,957)
Accounts payable and other liabilities	7,479	6,697
Holdbacks payable	7,887
Government remittances payable	1,093
Net changes in non-cash working capital	$ 4,744	$ (984)